Schedule of Company’s Notes Payable (Details) (Parenthetical) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Notes payable			$ 4,802,115
Proceeds from notes payable	$ 250,000	$ 250,000	250,000	2,191,308
Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Notes payable	16,377,442		$ 3,869,650	$ 34,650
Proceeds from notes payable	5,000,000
Notes Payable Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Notes payable	1,491,000
Proceeds from notes payable	1,000,000
Debt issuance cost	491,000
Accrued interest	53,250
Notes Payable Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Notes payable	2,236,500
Proceeds from notes payable	1,500,000
Debt issuance cost	736,500
Accrued interest	79,875
Notes Payable Four [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Notes payable	1,824,375
Proceeds from notes payable	1,250,000
Debt issuance cost	491,000
Accrued interest	$ 62,500